Long-Term Debt (Schedule of Maturities of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Maturities of Long-term Debt [Abstract]
2012	$ 0
2013	13,000
2014	843,000
2015	162,000
2016	250,000
Thereafter	4,298,860
Total long-term debt	5,566,860
PUGET SOUND ENERGY, INC.
Maturities of Long-term Debt [Abstract]
2012	0
2013	13,000
2014	0
2015	162,000
2016	250,000
Thereafter	3,348,860
Total long-term debt	3,773,860	3,463,860
PUGET ENERGY
Maturities of Long-term Debt [Abstract]
2012	0
2013	0
2014	843,000
2015	0
2016	0
Thereafter	950,000
Total long-term debt	$ 1,793,000